UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22780

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

February 28, 2015 (unaudited)

		Number of Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	123.5%

COAL	0.4%
Natural Resource Partners, LPa,b		280,000	$2,220,400

COMPRESSION	2.2%
Exterran Partners, LPb		158,460	3,711,133
USA Compression Partners, LPa,b		434,509	8,481,616
			12,192,749

CRUDE/REFINED PRODUCTS	27.7%
Blueknight Energy Partners, LP		477,100	3,563,937
Buckeye Partners, LPa,b		566,520	44,041,265
Calumet Specialty Products Partners, LPb		96,470	2,685,725
CrossAmerica Partners, LP		74,911	2,566,451
Enbridge Energy Management, LLC[b,c]		1,057,878	39,437,674
Enbridge, Inc. (Canada)[b]		151,588	7,048,884
Gibson Energy, Inc. (Canada)		377,992	8,009,766
Inter Pipeline Ltd. (Canada)		243,194	6,458,716
JP Energy Partners, LP		237,548	3,451,573
NuStar Energy, LPa,b		235,008	14,814,904
NuStar GP Holdings, LLC[b]		90,422	3,298,595
Plains GP Holdings, LPb		353,627	10,127,877
Rose Rock Midstream, LPb		70,045	3,248,687
SemGroup Corporation[b]		70,958	5,485,763
USD Partners, LP		284,619	3,759,817
			157,999,634

DIVERSIFIED MIDSTREAM	47.0%
Altagas Ltd. (Canada)[b]		263,640	9,488,172
CorEnergy Infrastructure Trust, Inc.[b]		499,090	3,353,885
Dominion Midstream Partners, LPa,b		114,602	4,698,682
Energy Transfer Equity, LPa,b		476,858	30,456,921
Energy Transfer Partners, LPb		485,760	28,893,005
Enterprise Products Partners, LPa,b		1,932,113	64,416,647
Kinder Morgan, Inc.[b]		1,409,019	57,783,869
Martin Midstream Partners, LP		85,000	2,723,400
NGL Energy Partners, LPb		214,348	6,541,901
Spectra Energy Corp.[b]		276,457	9,811,459
Summit Midstream Partners, LP		86,173	3,108,260
Williams Companies, Inc.[b]		243,195	11,926,283
Williams Partners, LPa,b		683,304	34,944,167
			268,146,651

DIVERSIFIED UTILITIES	1.1%
Dominion Resources, Inc.		45,800	3,301,722
Sempra Energy		29,235	3,163,227
			6,464,949

EXPLORATION & PRODUCTION	0.8%
Memorial Production Partners, LP		252,315	4,584,564

GATHERING & PROCESSING	17.3%
Crestwood Equity Partners, LPb		367,300	2,328,682
Crestwood Midstream Partners, LPb		301,689	4,519,301
DCP Midstream Partners, LPa,b		209,960	8,356,408
Enlink Midstream Partners, LPb		296,226	7,956,630
EQT Corporation		15,677	1,251,181

EQT Midstream Partners, LPb		32,331	2,690,586
MarkWest Energy Partners, LPa,b		615,515	39,977,699
Midcoast Energy Partners, LP		130,556	2,004,035
Regency Energy Partners, LPa,b		289,620	7,063,832
Rice Midstream Partners, LP		305,345	4,519,106
Southcross Energy Partners, LPb		366,739	4,646,583
Tallgrass Energy Partners, LP		62,399	2,983,296
Targa Resources Partners, LPb		240,847	10,553,916
			98,851,255

MARINE SHIPPING/OFFSHORE	9.9%
Dynagas LNG Partners, LP		149,200	2,981,016
Golar LNG Partners, LP (Marshall Islands)[b]		474,979	12,401,702
Hoegh LNG Partners, LP (Marshall Islands)		288,676	6,480,776
KNOT Offshore Partners, LP (Marshall Islands)[b]		170,380	3,825,031
Navios Maritime Midstream, LP		125,000	1,792,500
Seadrill Partners, LLC		265,152	4,059,477
Teekay Offshore Partners, LP (Marshall Islands)[b]		763,530	16,751,848
Teekay Shipping Corp. (Marshall Islands)		165,248	7,310,572
Transocean Partners, LLC (United Kingdom)		60,676	830,654
			56,433,576

NATURAL GAS PIPELINES	10.0%
Cheniere Energy Partners, LPa,b		638,125	19,558,531
Spectra Energy Partners, LPa,b		123,957	6,611,866
TC Pipelines, LPa,b		109,207	7,205,478
TransCanada Corporation (Canada)[b]		225,707	9,892,398
Veresen, Inc. (Canada)[b]		1,125,399	14,007,846
			57,276,119

OIL & GAS STORAGE	1.0%
Arc Logistics Partners LP (Restricted)[d,e]		147,059	2,472,988
VTTI Energy Partners, LP (Marshall Islands)		132,080	3,415,589
			5,888,577

PROPANE	2.7%
AmeriGas Partners, LPa,b		170,339	8,385,789
Suburban Propane Partners, LPa,b		162,288	7,163,392
			15,549,181

RENEWABLE ENERGY	0.8%
Pattern Energy Group, Inc.		105,620	2,938,348
TransAlta Renewables, Inc.		168,500	1,769,782
			4,708,130

OTHER	2.6%
Abengoa Yield PLC (Spain)		52,771	1,730,361
InfraREIT Inc.[a,e]		99,952	2,710,698
Sprague Resources, LP		353,945	8,622,100
Westshore Terminals Investment Corp. (Canada)		67,744	1,757,410
			14,820,569

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost - $660,124,583)			705,136,354

PREFERRED SECURITIES - $25 PAR VALUE	4.9%

BANKS	0.3%
U.S. Bancorp, 5.15%, due 7/15/18		10,076	245,351
Wells Fargo & Company, 5.85%, 9/15/23		60,000	1,550,400
			1,795,751

BANKS - FOREIGN	0.6%
Barclays PLC, 8.125%, due 6/15/15 (United Kingdom)		135,000	3,595,050

CHEMICALS	0.5%
CHS Inc., 7.10%, due 3/31/24		99,100	2,677,682

FINANCE	1.0%
Ally Financial, Inc., 8.50%, due 5/15/16		125,000	3,317,500
Colony Financial, Inc., 8.50%, due 3/20/17		90,308	2,429,285
			5,746,785

MARINE SHIPPING	0.3%
Teekay Offshore Partners, LP, 7.25%, due 4/30/18 (Marshall Islands)[b]		66,021	1,511,881

REAL ESTATE	0.4%
American Realty Capital Properties, Inc., 6.70%, due 1/3/19		90,000	2,122,200

UTILITIES	1.8%
Integrys Energy Group, 6.00%, due 8/1/73[b]		144,119	3,944,537
Nextera Energy Capital, 5.625%, due 6/15/72		115,794	2,952,747
Nextera Energy Capital, 5.00%, due 1/15/73		18,508	443,267
SCE Trust II, 5.10%, due 3/15/18		124,356	3,059,157
			10,399,708

TOTAL PREFERRED SECURITIES - $25 PAR VALUE (Identified cost - $26,580,313)			27,849,057

PREFERRED SECURITIES - CAPITAL SECURITIES	9.0%

BANKS	1.5%
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144Ab,f		5,000,000	6,125,000
Farm Credit Bank, 6.75%, due 9/15/23, 144Af		23,500	2,436,656
			8,561,656

BANKS - FOREIGN	3.1%
Banco Bilbao Vizcaya Argentaria, SA, 9.00%, due 5/9/18 (Spain)[b]		1,400,000	1,529,500
Barclays PLC, 8.25%, due 12/15/18 (United Kingdom)		1,000,000	1,069,216
Deutsche Bank AG, 7.50%, due 4/30/25 (Germany)		2,200,000	2,230,250
Lloyds Banking Group PLC, 7.500%, due 06/27/24 (United Kingdom)		4,200,000	4,410,000
Lloyds TSB Bank PLC, 6.657%, due 5/21/37, 144A (United Kingdom)[f]		1,500,000	1,691,250
Royal Bank of Scotland Group PLC, 7.648%, due 9/30/31 (United Kingdom)		3,000,000	3,765,000
UBS Group AG, 7.125%, 2/19/20 (Switzerland)		1,500,000	1,567,875
UBS Group AG, 7.00%, 2/19/25 (Switzerland)		1,400,000	1,463,333
			17,726,424

DIVERSIFIED UTILITIES	0.5%
Dominion Resources Inc., 5.75%, due 10/01/54		2,671,000	2,849,829

INSURANCE	0.7%
La Mondiale, 7.625%, due 4/23/19 (France)[b]		3,646,000	4,035,667

INTEGRATED TELECOMMUNICATION SERVICES	2.3%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)[f]		2,500	3,121,875
Embarq Corporation, 7.995%, due 6/1/36		4,000,000	4,690,000
Frontier Communications Corporation, 9.00%, due 8/15/31		5,000,000	5,425,000
			13,236,875

UTILITIES	0.9%
Enel S.P.A., 8.75%, due 9/24/73, 144A, (Italy)[f]		4,200,000	5,147,209

TOTAL PREFERRED SECURITIES - CAPITAL SECURITIES (Identified cost - $48,357,981)			51,557,660

TOTAL INVESTMENTS (Identified cost - $735,062,877)	137.4%		784,543,071
LIABILITIES IN EXCESS OF OTHER ASSETS	-37.4		(213,580,122)
NET ASSETS (Equivalent to $21.26 per share based on 26,855,452 shares of common stock oustanding)	100.0%		$570,962,949

Note: Percentages indicated are based on the net assets of the Fund.

a               All or a portion of this security is held by the Cohen & Steers MLP Investment Fund, a wholly-owned subsidiary.

b              All or a portion of this security has been pledged as collateral in connection with the Fund’s line of credit agreement. As of February 28, 2015, the total value of securities pledged as collateral for the line of credit agreement was $482,648,708.

c               Distributions are paid-in-kind.

d              Resale is restricted due to a lock-up period on all shares.  Aggregate holdings equal 0.4% of the net assets of the Fund, all of which are illiquid.

e               Non-income producing security.

f                Resale is restricted to qualified institutional investors.  Aggregate holdings equal 3.2% of the net assets of the Fund, of which 0.0% are illiquid.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Organization

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on December 13, 2012 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Fund’s investment objective is to provide attractive total return, comprised of high current income and price appreciation. The Fund had no operations until February 8, 2013 when it sold 5,250 common shares to Cohen & Steers Capital Management Inc. (the investment advisor). Investment operations commenced on March 26, 2013.

Cohen & Steers MLP Investment Fund (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the state of Maryland, was formed on January 30, 2013 and commenced operations on March 26, 2013. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Fund expects that it will achieve a significant portion of its exposure to Master Limited Partnerships (MLPs) through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in MLPs. As of February 28, 2015, the Fund held an investment of $149,336,968 in the Subsidiary, representing 21.7% of the Fund’s total assets (based on U.S. Federal income tax regulations). The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary.  Where the context requires, the “Fund” includes both the Fund and Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features, which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•        Level 1—quoted prices in active markets for identical investments

•        Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•        Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of February 28, 2015.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Master Limited Partnerships and Related Companies:
Oil & Gas Storage	$2,472,988	$—	$—	$2,472,988	[a]
Other	702,663,366	702,663,366	—	—
Preferred Securities-$25 Par Value	27,849,057	27,849,057	—	—
Preferred Securities-Capital Securities	51,557,660	—	51,557,660	—
Total Investments[b]	$784,543,071	$730,512,423	$51,557,660	$2,472,988

a               Private placement in a public entity is valued at a discount to quoted market prices to reflect a lock-up restriction ascribed to those shares.

b              Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Master Limited Partnerships and Related Companies-Oil & Gas Storage	Preferred Securities- Capital Securities- Banks

Balance as of November 30, 2014	$2,437,392	$—	$2,437,392
Change in unrealized appreciation (depreciation)	(736)	—	(736)
Purchases	2,472,988	2,472,988	—
Transfers out of Level 3[a]	(2,436,656)	—	(2,436,656)
Balance as of February 28, 2015	$2,472,988	$2,472,988	$—

The change in unrealized appreciation (depreciation) attributable to securities owned on February 28, 2015, which were valued using significant unobservable inputs (Level 3) amounted to $(27,015).

a               As of November 30, 2014, the Fund used significant unobservable inputs in determining the value of this investment. As of February 28, 2015, the Fund used significant observable inputs in determining the value of the same investment.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at February 28, 2015	Valuation Technique	Unobservable Input	Input Value
Master Limited Partnerships & Related Companies – Oil & Gas Storage	$2,472,988	Market price less discount	Liquidity Discount	9.1%

The significant unobservable input utilized in the fair value measurement of the Fund’s Level 3 equity investment in Master Limited Partnerships & Related Companies – Oil & Gas Storage is a discount to quoted market prices to reflect a lock-up restriction ascribed to those shares. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 3. Income Tax Information

As of February 28, 2015, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$735,062,877
Gross unrealized appreciation	$100,961,213
Gross unrealized depreciation	(51,481,019)
Net unrealized appreciation (depreciation)	$49,480,194

Note 4. Proposed Tax Regulations

On August 2, 2013, the Internal Revenue Service (IRS) issued proposed regulations which, if adopted in their current form, would require the Fund to limit its overall investment in MLPs to no more than 25% of the Fund’s total assets. The proposed regulations would not limit the Fund’s investments in affiliates of MLPs or other Energy Investments structured as corporations rather than as MLPs. The proposal has no immediate impact on the current operations of the Fund. It has not been determined whether, when or in what form these proposed regulations will be adopted, or, if adopted, the impact such regulations may have on the Fund. If ultimately adopted as proposed, the regulations will apply to taxable quarters beginning at least 90 days after publication of the new rules.

The IRS had received a number of comments on the proposed regulations. The IRS adoption of the proposed regulations remains uncertain at this time.

The Fund’s investment advisor believes that, in the event the proposed regulations are adopted in their proposed form, the Fund will be able to otherwise continue to pursue its investment objective and strategies by either (i) maintaining its status as a regulated investment company by reducing its investments in MLPs and eliminating the Subsidiary or (ii) converting to a C-Corporation for tax purposes which would allow the Fund to invest up to 100% of its assets in MLPs, but which may have a negative impact on the Fund’s net asset value on the date of conversion as a result of recognition of deferred tax expense on Fund assets not held in the Subsidiary. Any change from the Fund’s current structure may negatively affect the price at which the Fund’s shares trade, and the Fund’s investment returns and distribution yield.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: April 22, 2015